Common Shares, Treasury Shares and Reserves - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Common Stock Equity [Line Items]
Common stock, par value	$ 0.18	$ 0.18
Proceeds from issuance of stock options	$ 9.3	$ 21.6	$ 10.6
Number of treasury shares held	7,000,000	5,800,000
Shares repurchased	1,557,673	6,425,296	256,241
Treasury stock reissued during period, Net of taxes and forfeitures	437,913	865,598	18,897